SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 12:-   SHAREHOLDERS’ EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company’s Board of Directors approved a program to repurchase up to $3,000 of its ordinary shares (the "Share Repurchase Program"), which is the amount that the Company could repurchase according to Israeli law without further approval from an Israeli court. During the seven years ended December 31, 2020, the Company received Israeli  court approvals to purchase up to an additional $176,000 of its ordinary shares. The most recent court approvals also permitted the Company to declare a dividend of any part of the related permitted amount during the approved validity period. In addition, in January 2021, the Company received court approval in Israel to repurchase up to an aggregate amount of $30 million of additional ordinary shares. The court approval also permits the Company to declare a dividend of any part of this amount. The approval is valid through July 19, 2021.

As of December 31, 2020, pursuant to the Company’s Share Repurchase Program, the Company had repurchased a total of 29,471,614 of its ordinary shares at a total cost of $137,868 (of which none were repurchased during the year ended December 31, 2020).

NOTE 12:-   SHAREHOLDERS’ EQUITY (Cont.)

b.	Cash Dividend:

On February 4, 2020, the Company declared a cash dividend of $0.13 per share. The dividend, in the aggregate amount of $3,866, was paid on March 4, 2020 to all of the Company’s shareholders of record on February 18, 2020.

On August 5, 2020, the Company declared a cash dividend of 14 cents per share. The dividend, in the aggregate amount of $4,576 was paid on September 1, 2020 to all of the Company’s shareholders of record on August 17, 2020. See also Note 18.

c.	Issuance of ordinary shares:

On June 8, 2020, the Company sold in a public offering 2,600,000 of its ordinary shares, at a price of $35 per share. The Company’s net proceeds from this offering were $85,426, after deducting underwriters’ discounts and commissions and other offering expenses.

d.	Employee and Non-Employee Share Option Plan:

In 2008, the Company’s Board of Directors approved the 2008 Equity Incentive Plan (the "Plan") that became effective in January 2009. Under the Plan, options and RSUs may be granted to employees, officers, non-employee consultants and directors of the Company. As of December 31, 2020, the total number of shares authorized for future grant under the Plan is 1,361,118.

Options granted under the Plan expire seven  years from the date of grant and any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2020:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in	intrinsic
	of options	price	years)	value

Options outstanding at beginning of year	1,341,073	$7.03	3.9	$25,021
Changes during the year:
Granted	31,500	$23.05
Exercised	(449,533)	$5.80
Forfeited	(8,125)	$6.50

Options outstanding at end of year	914,915	$8.19	3.5	$17,709

Options exercisable at end of year	594,804	$6.34	2.7	$12,616

The weighted average grant-date fair value of options granted during the years ended December 31, 2020, 2019 and 2018 was $8.55, $6.63 and $3.02, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing share price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company’s ordinary shares.

NOTE 12:-   SHAREHOLDERS’ EQUITY (Cont.)

Total intrinsic value of options exercised for the years ended December 31, 2020, 2019 and 2018 was $10,633, $9,352 and $6,407, respectively.

The following is a summary of the Company’s RSU activity and related information for the year ended December 31, 2020:

		Weighted
	Number of	average grant
	shares	date fair value

RSUs outstanding at beginning of year	977,169	$11.00
Changes during the year:
Granted	506,375	$31.53
Vested	(399,198)	$10.32
Forfeited	(11,875)	$16.98

RSUs outstanding at end of year	1,072,471	$20.88

As of December 31, 2020, there was a total of $15,063 unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3.21 years.

The options for employees outstanding as of December 31, 2020 have been separated into ranges of exercise prices, as follows:

	Number of	Weighted		Number of
	options	average		options	Weighted
	outstanding	remaining	Weighted	exercisable	average
Range of	as of	contractual	average	as of	exercise price
exercise	December 31,	life (in	exercise	December 31,	of exercisable
price	2020	years)	price	2020	options

$3.54-4.80	288,229	1.57	$4.25	288,229	$4.25
$5.00-6.90	187,570	2.83	$6.33	150,987	$6.40
$7.08-10.66	203,366	4.56	$8.41	103,410	$8.66
$11.52-26.69	235,750	5.56	$14.31	52,178	$13.10

	914,915	3.52	$8.19	594,804	$6.34